STOCK-BASED COMPENSATION - Schedule of Activity of Stock Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of options
Outstanding, Beginning balance (in shares)	112,612
Granted (in shares)	221,265
Exercised (in shares)	0
Forfeited/Cancelled (in shares)	(15,863)
Outstanding, Ending balance (in shares)	318,014	112,612
Exercisable, Ending balance (in shares)	318,014
Weighted average exercise price
Outstanding, Beginning balance (in usd per share)	$ 39.77
Granted (in usd per share)	2.38
Exercised (in usd per share)	0
Forfeited/Cancelled (in usd per share)	128.13
Outstanding, Ending balance (in usd per share)	9.35	$ 39.77
Exercisable, Ending balance (in usd per share)	$ 9.35
Weighted average remaining contractual term (years)
Outstanding (years)	7 years 11 months 1 day	4 years 8 months 15 days
Exercisable (years)	7 years 11 months 1 day